Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial instruments breakdown by category

					2021
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Cash and cash equivalents	15	743,817	-	-	743,817
Financial investments		19,202	-	-	19,202
Derivative financial instruments	16 (a)	-	16,394	-	16,394
Trade accounts receivables	17	84,969	146,205	-	231,174
Investments in equity instruments	13 (b)	-	-	3,723	3,723
Related parties (i)	20	2	-	-	2
		847,990	162,599	3,723	1,014,312

					2021
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Loans and financings	24 (a)	1,610,638	88,677	-	1,699,315
Lease liabilities	23 (b)	19,639	-	-	19,639
Derivative financial instruments	16 (a)	-	22,925	-	22,925
Trade payables	25	411,818	-	-	411,818
Confirming payables	29	232,860	-	-	232,860
Use of public assets (ii)		24,384	-	-	24,384
Related parties (ii)	20	392	-	-	392
		2,299,731	111,602	-	2,411,333

					2020
Assets per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Cash and cash equivalents	15	1,086,163	-	-	1,086,163
Financial investments		35,044	-	-	35,044
Derivative financial instruments	16 (a)	-	31,980	-	31,980
Trade accounts receivables	17	64,262	164,770	-	229,032
Related parties (i)	20	2	-	-	2
		1,185,471	196,750	-	1,382,221

					2020
Liabilities per balance sheet	Note	Amortized cost	Fair value through profit or loss	Fair value through Other comprehensive income	Total
Loans and financings	24 (a)	1,822,756	201,558	-	2,024,314
Lease liabilities	23 (b)	25,689	-	-	25,689
Derivative financial instruments	16 (a)	-	26,874	-	26,874
Trade payables	25	370,122	-	-	370,122
Confirming payables	29	145,295	-	-	145,295
Use of public assets (ii)		19,215	-	-	19,215
Related parties (ii)	20	561	-	-	561
		2,383,638	228,432	-	2,612,070
(i)	Classified as Other assets in the consolidated balance sheet.
(ii)	Classified as Other liabilities in the consolidated balance sheet.